NOTE - 10 DERIVATIVE LIABILITY - Schedule of Fair Value Measurement of Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividends
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.07%	0.05%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.09%	2.56%
Minimum [Member]
Average Term of Credit Risk Derivatives	1 month 28 days	7 days
Available-for-Sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	145.00%	74.00%
Maximum [Member]
Average Term of Credit Risk Derivatives	1 year 2 months 4 days	6 years
Available-for-Sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	241.00%	550.00%